Long-Term Debt - Required Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 100,144
2023	163,328
2024	66,217
2025	124,001
2026	243,402
Thereafter	620,335
Total	$ 1,317,427	$ 379,662